   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2nd, 2003
                    REGISTRATION NOS. 333-22931 AND 811-8282
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                       ----------------------------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO. __
                      POST-EFFECTIVE AMENDMENT NO. 19       [X]
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940     [X]
                              AMENDMENT NO. 28              [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                       ----------------------------------

                              LOOMIS SAYLES FUNDS I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                      399 BOYLSTON STREET, BOSTON MA 02166
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 449-2000

            NAME AND ADDRESS
          OF AGENT FOR SERVICE                           COPY TO
         ----------------------                         ---------
         JOHN E. PELLETIER, ESQ.                    JOHN M. LODER, ESQ.
CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.         ROPES & GRAY LLP
          399 BOYLSTON STREET                     ONE INTERNATIONAL PLACE
           BOSTON, MA 02116                           BOSTON, MA 02110

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

  [X]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

  [_]     ON_________________, PURSUANT TO PARAGRAPH (B)

  [_]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

  [_]     ON_________________, PURSUANT TO PARAGRAPH (A)(1)

  [_]     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

  [_]     ON ________________, PURSUANT TO PARAGRAPH (A)(2)


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

  [X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                       ----------------------------------

This post-effective amendment relates only to Loomis Sayles Bond Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund, four new series of the Registrant, and Loomis Sayles Benchmark Core Bond Fund, an existing series of the Registrant. No disclosure with respect to any other series of the Registrant or of any other registered investment company is modified hereby.

This Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Loomis Sayles Funds I (the "Trust") incorporates by reference the Prospectuses, Supplements and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 18, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 20, 2003.

This Post-Effective Amendment No. 19 is filed to extend the effective date of Post-Effective Amendment No. 18 to September 10, 2003.

PART C.     OTHER INFORMATION

ITEM 23.    EXHIBITS

(a)(1)      Agreement and Declaration of Trust. (1)

(a)(2) Amendment to Agreement and Declaration of Trust, to be filed by amendment.

(b)         By-Laws. (1)

(c)         Not applicable.

(d)(1) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Core Fixed Income Fund (currently known as Loomis Sayles Benchmark Core Bond Fund) and Loomis, Sayles & Company, L.P. (6)

(d)(2) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Fixed Income Fund, and Loomis, Sayles & Company, L.P. (6)

(d)(3) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles High Yield Fixed Income Fund (currently known as the Loomis Sayles Institutional High Income Fund), and Loomis, Sayles & Company, L.P. (6)

(d)(4) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Intermediate Duration Fund, and Loomis, Sayles & Company, L.P. (8)

(d)(5) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Investment Grade Fixed Income Fund, and Loomis, Sayles & Company, L.P. (6)

(d)(6) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Company Growth Fund, and Loomis, Sayles & Company, L.P. (6)

(d)(7) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Mid Cap Growth Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(8) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Core Plus Fixed Income Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(9) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Bond Fund and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(10) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Global Bond Fund and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(11) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Cap Value Fund and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(12) Advisory Agreement between the Registrant, on behalf of its Loomis Sayles U.S. Government Securities Fund and Loomis, Sayles & Company, L.P., to be filed by amendment.

(e) Distribution Agreement between Registrant and CDC IXIS Asset Management Distributors, L.P., to be filed by amendment.

(f)         Not Applicable.

(g)(1)      Custodian Agreement. (1)

(g)(2) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Small Company Growth Fund. (4)

(g)(3) Form of Letter Agreement relating to the applicability of the Custodian Agreement for Loomis Sayles Core Fixed Income Fund (currently known as the Loomis Sayles Benchmark Core Bond Fund), Loomis Sayles High Yield Fixed Income Fund (currently known as the Loomis Sayles Institutional High Income Fund) and Loomis Sayles Intermediate Duration Fixed Income Fund. (4)

(g)(4) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Mid Cap Growth Fund. (7)

(g)(5) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Core Plus Fixed Income Fund.
            (7)

(g)(6) Letter Agreement between the Registrant and State Street Bank and Trust relating to the applicability of the Custodian Agreement, as amended, to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund, to be filed by amendment.

(g)(7) Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company. (8)

(h)(1) Transfer Agency Agreement between the Registrant and CDC IXIS Asset Management Services, Inc. (9)

(h)(1)(a) Letter Agreement between the Registrant and CDC IXIS Asset Management Services, Inc. relating to the applicability of the Transfer Agency Agreement to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund, to be filed by amendment.

(h)(2) Administrative Services Agreement between the Registrant and CDC IXIS Asset Management Services, Inc., to be filed by amendment.

(i)(1) Opinions and Consents of Counsel with respect to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund, to be filed by amendment

(i)(2) Opinions and Consents of Counsel with respect to the Loomis Sayles California Tax-Free Income Fund, Loomis Sayles Core Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles High Yield Fixed Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Provident Fund, Loomis Sayles Small Company Growth Fund, Loomis Sayles Small Company Value Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Core Plus Fixed Income Fund. (7)

(j)         Consent of PricewaterhouseCoopers, LLP, to be filed by amendment.

(k)         Not applicable.

(l)         Not applicable.

(m)(1) Distribution Plan for the Retail Class shares relating to Loomis Sayles Benchmark Core Bond Fund. (9)

(m)(2) Distribution Plan for the Retail Class shares relating to Loomis Sayles Bond Fund, to be filed by amendment.

(m)(3) Distribution Plan for the Admin Class shares relating to Loomis Sayles Bond Fund, to be filed by amendment.

(m)(4) Distribution Plan for the Retail Class shares relating to Loomis Sayles Global Bond Fund, to be filed by amendment.

(m)(5) Distribution Plan for the Retail Class shares relating to Loomis Sayles Small Cap Value Fund, to be filed by amendment.

(m)(6) Distribution Plan for the Admin Class shares relating to Loomis Sayles Small Cap Value Fund, to be filed by amendment.

(n)         Amended and Restated Rule 18f-3(d) Plan, to be filed by amendment.

(o)(1)      Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr.,
            Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra
            O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White. (10)

(p)(1)      Code of Ethics of the Registrant. (5)

(p)(2)      Revised Code of Ethics for Loomis, Sayles & Company, L.P. (9)

(p)(3) Code of Ethics of CDC IXIS Asset Management Distributors, L.P., to be filed by amendment.

                           --------------------------

(1) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on April 21, 1998.

(2) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 1 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on September 5, 1997.

(3) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 6 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 19, 1999.

(4) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 8 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 26, 2000.

(5) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 9 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 29, 2000.

(6) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 30, 2001.

(7) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 13 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on February 15, 2001.

(8) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 15 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 30, 2002.

(9) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 16 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 27, 2002.

(10) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on June 20, 2003.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.    INDEMNIFICATION


Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds II, a registered investment company, and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

ITEM 27.    Principal Underwriter

     (a) CDC IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

            CDC Nvest Tax Exempt Money Market Trust
            CDC Nvest Cash Management Trust
            CDC Nvest Funds Trust I
            CDC Nvest Funds Trust II
            CDC Nvest Funds Trust III
            CDC Nvest Companies Trust I
            Loomis Sayles Funds II

     (b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                         POSITIONS AND OFFICES             POSITIONS AND
                            WITH PRINCIPAL                    OFFICES
NAME                          UNDERWRITER                 WITH REGISTRANT
-----------------        -------------------------       ----------------
CDC IXIS Asset           General Partner                      None
Management
Distribution
Corporation

                         President and Chief
John T. Hailer           Executive Officer                    Trustee

                         Senior Vice President,
                         General Counsel,
John E. Pelletier        Secretary and Clerk                  Secretary

                         Senior Vice President,
                         Treasurer,
                         Chief Financial Officer, and
Scott E. Wennerholm      Chief Operating Officer              None

                         Vice President, Deputy General
                         Counsel, Assistant Secretary and
Coleen Downs Dinneen     Assistant Clerk                      None

                         Vice President, Assistant
Beatriz Pina Smith       Treasurer and Controller             None

                         Vice President and Chief
Anthony Loureiro         Compliance Officer                   None

                         Anti-Money Laundering Compliance
Joanne Kane              Officer                              None

Peter Herbert            Senior Vice President                None

Doug Keith               Senior Vice President                None

Robert Krantz            Senior Vice President                None

Frank S. Maselli         Senior Vice President                None

Curt Overway             Senior Vice President                None

Kirk Williamson          Senior Vice President                None

Matt Witkos              Senior Vice President                None

Sharon Wratchford        Senior Vice President                None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

            (c)  Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

            (a)                  Registrant
                       Rule 31a-1(b)(4), (9), (10), (11)
                                Rule 31a-2(a)

            (b)     State Street Bank and Trust Company
                             225 Franklin Street
                               Boston, MA 02110
                                Rule 31a-1(a)
                 Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                                Rule 31a-2(a)

            (c)        Loomis, Sayles & Company, L.P.
                            One Financial Center

                                Boston, MA 02111
                                  Rule 31a-1(f)
                                  Rule 31a-2(e)

         (d)      CDC IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                           Boston, Massachusetts 02116
                                  Rule 31a-1(d)
                                  Rule 31a-2(c)

ITEM 29.    MANAGEMENT SERVICES

Not applicable.

ITEM 30.    UNDERTAKINGS

Not applicable.

                       * * * * * * * * * * * * * * * * * *

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and by its Trustees as trustees and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, the Commonwealth of Massachusetts, on the 2nd day of September, 2003.

                                                  LOOMIS SAYLES FUNDS I

                                                  By: /s/ Nicholas H. Palmerino
                                                  -----------------------------
                                                  Nicholas H. Palmerino
                                                  Treasurer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                     TITLE                   DATE
          ------------------               ---------               ---------

/s/ Nicholas H. Palmerino                  Treasurer           September 2, 2003
--------------------------------
Nicholas H. Palmerino

/s/ PETER S. VOSS*                  Chairman of the Board;     September 2, 2003
--------------------------------            Trustee
Peter S. Voss

/s/ JOSEPH ALAIMO*                          Trustee            September 2, 2003
--------------------------------
Joseph Alaimo

/s/ GRAHAM T. ALLISON, JR.*                 Trustee            September 2, 2003
--------------------------------
Graham T. Allison, Jr.

/s/ EDWARD A. BENJAMIN*                     Trustee            September 2, 2003
--------------------------------
Edward A. Benjamin

/s/ ROBERT J. BLANDING*                     Trustee            September 2, 2003
--------------------------------
Robert J. Blanding

/s/ DANIEL M. CAIN*                         Trustee            September 2, 2003
--------------------------------
Daniel M. Cain

/s/ PAUL G. CHENAULT*                       Trustee            September 2, 2003
--------------------------------
Paul G. Chenault

/s/ KENNETH J. COWAN*                       Trustee            September 2, 2003
--------------------------------
Kenneth J. Cowan

/s/ RICHARD DARMAN*                         Trustee            September 2, 2003
--------------------------------
Richard Darman

/s/ JOHN T. HAILER*                         Trustee            September 2, 2003
--------------------------------
John T. Hailer

/s/ SANDRA O. MOOSE*                        Trustee            September 2, 2003
--------------------------------
Sandra O. Moose

/s/ JOHN A. SHANE*                          Trustee            September 2, 2003
--------------------------------
John A. Shane

/s/ PENDLETON P. WHITE*                     Trustee            September 2, 2003
--------------------------------
Pendleton P. White

                                                *By: /s/ Nicholas H. Palmerino
                                                     --------------------------
                                                     Nicholas H. Palmerino
                                                     Attorney-In-Fact**
                                                     September 2, 2003

** Powers of Attorney are incorporated by reference to the Exhibits to Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on June 20, 2003.